Net Loss Per Common Share - Antidilutive Securities (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock options
Potential common shares
Potential common shares	2,722,973	3,164,838	2,722,973	3,164,838	2,800,774	2,464,140	2,242,800
Restricted stock awards
Potential common shares
Potential common shares							4,009
Warrants
Potential common shares
Potential common shares	1,014,204	978,204	1,014,204	978,204	1,014,204	978,204